Exhibit 99.1

World Omni Auto Receivables Trust 2016-A
Monthly Servicer Certificate
January 31, 2017

Dates Covered
Collections Period	01/01/17 - 01/31/17
Interest Accrual Period	01/17/17 - 02/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/16	654,090,164.82	30,463
Yield Supplement Overcollateralization Amount 12/31/16	26,501,678.74	0
Receivables Balance 12/31/16	680,591,843.56	30,463
Principal Payments	23,606,778.48	542
Defaulted Receivables	1,618,967.12	73
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/17	25,278,834.27	0
Pool Balance at 01/31/17	630,087,263.69	29,848

Pool Statistics	$ Amount	# of Accounts
Pool Factor	71.35%
Prepayment ABS Speed	1.74%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	10,742,215.06	459
Past Due 61-90 days	3,374,015.30	148
Past Due 91-120 days	642,831.35	32
Past Due 121+ days	0.00	0
Total	14,759,061.71	639

Total 31+ Delinquent as % Ending Pool Balance	2.34%
Total 61+ Delinquent as % Ending Pool Balance	0.64%
Delinquency Trigger Occurred	NO

Recoveries	929,488.06
Aggregate Net Losses/(Gains) - January 2017	689,479.06
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.22%
Prior Net Losses Ratio	1.60%
Second Prior Net Losses Ratio	1.94%
Third Prior Net Losses Ratio	1.39%
Four Month Average	1.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.80%

Overcollateralization Target Amount	28,353,926.87
Actual Overcollateralization	28,353,926.87
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	5.89%
Weighted Average Remaining Term	56.79

Flow of Funds	$ Amount

Collections	26,920,538.00
Investment Earnings on Cash Accounts	9,770.01
Servicing Fee	(567,159.87)
Transfer to Collection Account	0.00
Available Funds	26,363,148.14

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	804,808.72
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	22,922,770.58
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,635,568.84

Total Distributions of Available Funds	26,363,148.14

Servicing Fee	567,159.87
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 01/17/17	624,656,107.40
Principal Paid	22,922,770.58
Note Balance @ 02/15/17	601,733,336.82

Class A-1
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-2
Note Balance @ 01/17/17	269,826,107.40
Principal Paid	22,922,770.58
Note Balance @ 02/15/17	246,903,336.82
Note Factor @ 02/15/17	70.1429934%

Class A-3
Note Balance @ 01/17/17	262,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	262,000,000.00
Note Factor @ 02/15/17	100.0000000%

Class A-4
Note Balance @ 01/17/17	74,800,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	74,800,000.00
Note Factor @ 02/15/17	100.0000000%

Class B
Note Balance @ 01/17/17	18,030,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	18,030,000.00
Note Factor @ 02/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	804,808.72
Total Principal Paid	22,922,770.58
Total Paid	23,727,579.30

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	296,808.72
Principal Paid	22,922,770.58
Total Paid to A-2 Holders	23,219,579.30

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9370990
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.6906962
Total Distribution Amount	27.6277952

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.8432066
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	65.1215073
Total A-2 Distribution Amount	65.9647139

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 01/17/17	2,196,494.13
Investment Earnings	855.55
Investment Earnings Paid	(855.55)
Deposit/(Withdrawal)	-
Balance as of 02/15/17	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13